INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

	As of December 31,
	2024	2025
	RMB	RMB
Raw materials	191,578	183,056
Work-in-process	225,726	310,477
Finished goods	64,833	176,920
Inventories	482,137	670,453